RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated August 10, 2015 to the Summary Prospectus and the Prospectus for Driehaus Mutual Funds (with respect to the Driehaus Frontier Emerging Markets Fund) that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended on August 10, 2015 (Accession No. 0001193125-15-284227).